Pretax Net Actuarial Loss, Prior Service (Cost) and Transition Assets/(Obligation) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings, Postretirement (Detail) - USD ($)
$ in Thousands
	May 31, 2016	May 31, 2015
Postretirement Benefits, U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ 94	$ 124
Prior service credits	1,341	1,587
Total recognized in accumulated other comprehensive income not affecting retained earnings	1,435	1,711
Postretirement Benefits, Non-U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(5,986)	(5,968)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (5,986)	$ (5,968)